Warrant liability (Details Narrative) - Derivative Financial Liability [member]	12 Months Ended
Dec. 31, 2024 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Warrants exercisable | shares	7,923,077
Warrants exercisable share price | $ / shares	$ 0.80
Fair value of warrants | $	$ 2,371,174